Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
The Compensation Committee approves and administers our executive compensation program, which is designed to attract, incentivize, reward, and retain our executive officers. Our program aligns our executive officer’s pay with our stockholder interests and links pay to performance through a combination of short-term and long-term incentive compensation programs. This high utilization of incentive compensation results in higher total realized pay when our executive officers exceed the Compensation Committee-approved performance targets. Conversely, failure to achieve the approved targets results in lower realized pay, including the possibility that some awards pay zero at the end of their performance period.
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the
relationship
between the compensation actually paid (as calculated under applicable SEC rules) to our CEO and other Named Executive Officers and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how the Company aligns executive compensation with performance, please refer to the “
Compensation Discussion and Analysis
.”
2025 Pay Versus Performance
Table

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (Current) (1) (b)	Compensation Actually Paid to PEO (Current) (2) (c)	Summary Compensation Table Total for PEO (Former) (1) (d)	Compensation Actually Paid to PEO (Former) (2) (e)	Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (f)	Compensation Actually Paid to Non-PEO Named Executive Officers (2) (g)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income (5)	Adjusted EBITDA (6)
2025	$2,125,792	$1,477,546	N/A	N/A	$1,190,050	$951,494	$65	$83	$15,731,000	$40,098,000
2024	$2,449,488	$3,048,492	N/A	N/A	$1,171,918	$1,812,135	$183	$108	$16,183,000	$56,417,000
2023	$1,213,482	1,497,516	$6,443,582	$7,195,056	$1,126,919	$1,421,254	$116	$116	($17,679,000)	$6,494,000
2022	N/A	N/A	$3,868,401	($919,661)	$1,492,460	($240,381)	$76	$99	($59,546,000)	($29,889,000)
2021	N/A	N/A	$3,913,187	$4,808,588	$1,543,590	$1,714,588	$236	$143	$17,721,000	$36,585,000

(1)
The dollar amounts reported in columns (b), (d) and (f) represent the amount of total compensation reported for the Principal Executive Officer, and average total compensation for Other
Non-PEO
Named Executive Officers for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year as listed below. Please refer to “
Executive Compensation-2025 Summary Compensation Table
.”

•	In column (b), PEO 1: Cris Keirn, our Interim CEO from July 2023 to March 2024 and CEO beginning in March 2024; Mr. Keirn was not a Named Executive Officer from January 2020 through June 30, 2023.

•	In column (d), PEO (Former): Juergen Stark, our former CEO from September 2012 through June 30, 2023.

•
In column (f), Other NEOs for fiscal 2025: John Hanson, our CFO through February 3, 2025, Mark Weinswig, our CFO beginning February 3, 2025 and Megan Wynne, our General Counsel and NEO beginning in fiscal 2025; 2020-2024: John Hanson, our CFO from September 2013 through February 3, 2025.

(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1 (Mr. Keirn), Former PEO (Mr. Stark) through 2023 and the average of our Other NEOs as reported for that fiscal year as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year, except Mr. Stark’s 2023 compensation actually paid reflects amounts paid under the Stark Separation Agreement—please refer to our Proxy Statement for our 2024 Annual Meeting of Stockholders under the heading “
Executive Compensation-2023 Summary Compensation Table
” for more details. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Keirn, Stark, Hanson, Weinswig or Wynne during the applicable fiscal year. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each fiscal year to determine the “compensation actually paid” for PEO and the Other NEOs:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2025	PEO 1 Other NEOs	$2,125,792 $1,190,050	$1,333,548 $ 751,135	$ 685,303 $ 512,579	$1,477,546 $ 951,494

2024	PEO 1 Other NEO	$2,449,488 $1,171,918	$1,525,522 $ 500,398	$2,124,526 $1,140,615	$3,048,492 $1,812,135

2023	PEO 1 PEO (Former) Other NEO	$1,213,482 $6,443,582 $1,126,919	$ 460,658 $1,703,400 $ 450,900	$ 744,692 $2,454,875 $ 745,235	$1,497,516 $7,195,056 $1,421,254

2022	PEO (Former) Other NEO	$3,868,401 $1,492,460	$2,976,312 $ 972,884	($1,811,750) ($ 759,957)	($ 919,661) ($ 240,381)

2021	PEO (Former) Other NEO	$3,913,187 $1,543,590	$2,743,000 $ 932,620	$3,638,401 $1,103,618	$4,808,588 $1,714,588

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2025	PEO 1 Other NEOs	$1,198,723 $ 636,331	($ 274,723) ($ 90,654)	$ 0 $ 0	($ 62,291) $ 2,186	$ 176,406 $ 35,284	$ 685,303 $ 512,579

2024	PEO 1 Other NEO	$1,512,219 $ 504,067	$ 310,368 $ 347,326	$ 33,994 $ 0	$ 315,395 $ 340,322	$ 47,450 $ 51,100	$2,124,526 $1,140,615

2023	PEO 1 PEO (Former) Other NEO	$ 502,944 $ 0 $ 493,254	$ 182,959 $ 0 $ 196,554	$ 0 $1,866,600 $ 0	$ 120,929 $ 863,120 $ 122,347	$ 62,140 $ 274,845 $ 66,920	$ 744,692 $2,454,875 $ 745,235

2022	PEO (Former) Other NEO	$1,000,726 $ 330,441	($2,337,449) ($ 900,655)	$ 0 $ 0	($ 475,028) ($ 189,744)	$ 0 $ 0	($1,811,750) ($ 759,957)

2021	PEO (Former) Other NEO	$2,226,000 $ 667,800	$ 99,477 $ 43,683	$ 0 $ 0	$1,312,923 $ 392,135	$ 0 $ 0	$3,638,401 $1,103,618
Equity Award Valuations:
Stock option grant date fair
values
are calculated based on the Black-Scholes option pricing model as of date of grant. The valuation assumptions used to calculate the fair values of the stock options held by the PEO, PEO (former) and the Other NEOs that vested during or were outstanding and unvested as of the end of each covered fiscal year differed from those valuation assumptions disclosed at the time of grant in the following respects: the expected term assumptions varied from 3.65 years to 3.80 years, risk-free interest rate assumptions varied from 3.9% to 4.4% and the stock price volatility assumptions varied from 51.4% to 53.8%, depending on the specific stock option the fair value which was being recalculated. Time-based RSU award grant date fair values are calculated using the stock price as of date of grant. The valuation assumptions used to calculate the fair values of the time-based RSU awards held by the PEO, PEO (former) and the Other NEOs that vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of year-end
and as of each vesting date. PSU award grant date fair values are calculated using the stock price as of date of grant assuming target performance. The valuation assumptions used to calculate the fair values of the PSU awards held by the PEO, PEO (former) and the Other NEOs that were earned and vested during or were outstanding as of the end of each covered fiscal year have been adjusted using the stock price as of the year-end
and as of the end of each performance period.

(3)
Cumulative total stockholder return (“
TSR
”) is calculated by dividing the sum of the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and the difference between our share price at the end of the applicable measurement period and the beginning of the measurement period (December 31, 2020) by our share price at the beginning of the measurement period.

(4)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Durables and Apparel Index, a published industry index.

(5)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

(6)
Refers to adjusted EBITDA, a
non-GAAP
financial measure, which is defined in our Annual Report on Form
10-K
as net income (loss) before interest, taxes, depreciation and amortization, stock-based compensation
(non-cash)
and certain
non-recurring
special items that we believe are not representative of core operations.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	Other NEOs for fiscal 2025: John Hanson, our CFO through February 3, 2025, Mark Weinswig, our CFO beginning February 3, 2025 and Megan Wynne, our General Counsel and NEO beginning in fiscal 2025; 2020-2024: John Hanson, our CFO from September 2013 through February 3, 2025.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Consumer Durables and Apparel Index, a published industry index.
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1 (Mr. Keirn), Former PEO (Mr. Stark) through 2023 and the average of our Other NEOs as reported for that fiscal year as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year, except Mr. Stark’s 2023 compensation actually paid reflects amounts paid under the Stark Separation Agreement—please refer to our Proxy Statement for our 2024 Annual Meeting of Stockholders under the heading “
Executive Compensation-2023 Summary Compensation Table
” for more details. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Keirn, Stark, Hanson, Weinswig or Wynne during the applicable fiscal year. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each fiscal year to determine the “compensation actually paid” for PEO and the Other NEOs:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2025	PEO 1 Other NEOs	$2,125,792 $1,190,050	$1,333,548 $ 751,135	$ 685,303 $ 512,579	$1,477,546 $ 951,494

2024	PEO 1 Other NEO	$2,449,488 $1,171,918	$1,525,522 $ 500,398	$2,124,526 $1,140,615	$3,048,492 $1,812,135

2023	PEO 1 PEO (Former) Other NEO	$1,213,482 $6,443,582 $1,126,919	$ 460,658 $1,703,400 $ 450,900	$ 744,692 $2,454,875 $ 745,235	$1,497,516 $7,195,056 $1,421,254

2022	PEO (Former) Other NEO	$3,868,401 $1,492,460	$2,976,312 $ 972,884	($1,811,750) ($ 759,957)	($ 919,661) ($ 240,381)

2021	PEO (Former) Other NEO	$3,913,187 $1,543,590	$2,743,000 $ 932,620	$3,638,401 $1,103,618	$4,808,588 $1,714,588

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2025	PEO 1 Other NEOs	$1,198,723 $ 636,331	($ 274,723) ($ 90,654)	$ 0 $ 0	($ 62,291) $ 2,186	$ 176,406 $ 35,284	$ 685,303 $ 512,579

2024	PEO 1 Other NEO	$1,512,219 $ 504,067	$ 310,368 $ 347,326	$ 33,994 $ 0	$ 315,395 $ 340,322	$ 47,450 $ 51,100	$2,124,526 $1,140,615

2023	PEO 1 PEO (Former) Other NEO	$ 502,944 $ 0 $ 493,254	$ 182,959 $ 0 $ 196,554	$ 0 $1,866,600 $ 0	$ 120,929 $ 863,120 $ 122,347	$ 62,140 $ 274,845 $ 66,920	$ 744,692 $2,454,875 $ 745,235

2022	PEO (Former) Other NEO	$1,000,726 $ 330,441	($2,337,449) ($ 900,655)	$ 0 $ 0	($ 475,028) ($ 189,744)	$ 0 $ 0	($1,811,750) ($ 759,957)

2021	PEO (Former) Other NEO	$2,226,000 $ 667,800	$ 99,477 $ 43,683	$ 0 $ 0	$1,312,923 $ 392,135	$ 0 $ 0	$3,638,401 $1,103,618

Non-PEO NEO Average Total Compensation Amount	$ 1,190,050	$ 1,171,918	$ 1,126,919	$ 1,492,460	$ 1,543,590
Non-PEO NEO Average Compensation Actually Paid Amount	$ 951,494	1,812,135	1,421,254	(240,381)	1,714,588
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in columns (c), (e) and (g) represent the amount of “compensation actually paid” to our PEO 1 (Mr. Keirn), Former PEO (Mr. Stark) through 2023 and the average of our Other NEOs as reported for that fiscal year as computed in accordance with Item 402(v) of Regulation
S-K
for each covered fiscal year, except Mr. Stark’s 2023 compensation actually paid reflects amounts paid under the Stark Separation Agreement—please refer to our Proxy Statement for our 2024 Annual Meeting of Stockholders under the heading “
Executive Compensation-2023 Summary Compensation Table
” for more details. The dollar amounts do not reflect the actual amount of compensation earned or received by Messrs. Keirn, Stark, Hanson, Weinswig or Wynne during the applicable fiscal year. In accordance with the of Item 402(v) of Regulation
S-K,
the following adjustments were made to total compensation for each fiscal year to determine the “compensation actually paid” for PEO and the Other NEOs:

Year	Executive	Reported Summary Compensation Table Total	Reported Grant Date Fair Value of Equity Awards in Summary Compensation Table (a)	Equity Award Adjustments (b)	Compensation Actually Paid

2025	PEO 1 Other NEOs	$2,125,792 $1,190,050	$1,333,548 $ 751,135	$ 685,303 $ 512,579	$1,477,546 $ 951,494

2024	PEO 1 Other NEO	$2,449,488 $1,171,918	$1,525,522 $ 500,398	$2,124,526 $1,140,615	$3,048,492 $1,812,135

2023	PEO 1 PEO (Former) Other NEO	$1,213,482 $6,443,582 $1,126,919	$ 460,658 $1,703,400 $ 450,900	$ 744,692 $2,454,875 $ 745,235	$1,497,516 $7,195,056 $1,421,254

2022	PEO (Former) Other NEO	$3,868,401 $1,492,460	$2,976,312 $ 972,884	($1,811,750) ($ 759,957)	($ 919,661) ($ 240,381)

2021	PEO (Former) Other NEO	$3,913,187 $1,543,590	$2,743,000 $ 932,620	$3,638,401 $1,103,618	$4,808,588 $1,714,588

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each covered fiscal year.

(b)
The equity award adjustments for each covered fiscal year include the addition (or subtraction, as applicable) to the applicable reported Summary Compensation Table Total of the following: (i) the year-end
fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year; (ii) the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the covered fiscal year; (iii) for equity awards that are granted and vest in same covered fiscal year, the fair value as of the vesting date; (iv) for equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for equity awards that are granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Executive	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Fiscal Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in Covered Fiscal Year	Fair Value at End of Prior Fiscal Year of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions during Covered Fiscal Year	Total Equity Award Adjustments

2025	PEO 1 Other NEOs	$1,198,723 $ 636,331	($ 274,723) ($ 90,654)	$ 0 $ 0	($ 62,291) $ 2,186	$ 176,406 $ 35,284	$ 685,303 $ 512,579

2024	PEO 1 Other NEO	$1,512,219 $ 504,067	$ 310,368 $ 347,326	$ 33,994 $ 0	$ 315,395 $ 340,322	$ 47,450 $ 51,100	$2,124,526 $1,140,615

2023	PEO 1 PEO (Former) Other NEO	$ 502,944 $ 0 $ 493,254	$ 182,959 $ 0 $ 196,554	$ 0 $1,866,600 $ 0	$ 120,929 $ 863,120 $ 122,347	$ 62,140 $ 274,845 $ 66,920	$ 744,692 $2,454,875 $ 745,235

2022	PEO (Former) Other NEO	$1,000,726 $ 330,441	($2,337,449) ($ 900,655)	$ 0 $ 0	($ 475,028) ($ 189,744)	$ 0 $ 0	($1,811,750) ($ 759,957)

2021	PEO (Former) Other NEO	$2,226,000 $ 667,800	$ 99,477 $ 43,683	$ 0 $ 0	$1,312,923 $ 392,135	$ 0 $ 0	$3,638,401 $1,103,618

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR
As demonstrated in the chart below, the amount of compensation actually paid to our
PEOs
and the Other NEOs is generally aligned with our TSR. Given the weighting of equity-based compensation in our overall pay mix for the five covered fiscal years, our TSR performance materially impacted the compensation actually paid in 2025. The chart also compares our cumulative TSR to the cumulative TSR of our selected peer group for the five covered fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The chart below illustrates the correlation between compensation actually paid to our PEOs and the Other NEOs against the Company’s GAAP net income.
We do not use net income as a financial performance measure in our executive compensation program, but there is an indirect correlation between our profitability and compensation actually paid through the impact of Adjusted EBITDA performance on pay outcomes as a measure in both our annual incentive plan and PSU performance metrics.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
The chart below compares the compensation actually paid to our PEOs and the Other NEOs with our Adjusted EBITDA performance, the financial performance measure that, in our assessment, represents the most important financial performance measure used by us to link compensation actually paid to our PEOs and the Other NEOs for the most recently completed fiscal year, to our performance.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company TSR
As demonstrated in the chart below, the amount of compensation actually paid to our
PEOs
and the Other NEOs is generally aligned with our TSR. Given the weighting of equity-based compensation in our overall pay mix for the five covered fiscal years, our TSR performance materially impacted the compensation actually paid in 2025. The chart also compares our cumulative TSR to the cumulative TSR of our selected peer group for the five covered fiscal years.

Tabular List, Table
Financial Performance Measures
Our executive compensation program is designed to motivate our executive officers to achieve short-term and long-term results that are in the best interests of our stockholders and a long-term commitment to the Company. A significant portion of our compensation is in the form of incentive compensation, including equity-based awards, tied to rigorous financial and strategic goals. For the most recently completed fiscal year, our most important performance measures, in no particular order, were:

•	Adjusted EBITDA

•	Net Revenues

•	Direct to Consumer Revenue

•	Headset and Controller Market Share Growth

•	Total Shareholder Return

Total Shareholder Return Amount	$ 65	183	116	76	236
Peer Group Total Shareholder Return Amount	83	108	116	99	143
Net Income (Loss)	$ 15,731,000	$ 16,183,000	$ (17,679,000)	$ (59,546,000)	$ 17,721,000
Company Selected Measure Amount	40,098,000	56,417,000	6,494,000	(29,889,000)	36,585,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Refers to adjusted EBITDA, a
non-GAAP
financial measure, which is defined in our Annual Report on Form
10-K
as net income (loss) before interest, taxes, depreciation and amortization, stock-based compensation
(non-cash)
and certain
non-recurring
	special items that we believe are not representative of core operations.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Direct to Consumer Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Headset and Controller Market Share Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
Cris Keirn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,125,792	$ 2,449,488	$ 1,213,482
PEO Actually Paid Compensation Amount	$ 1,477,546	3,048,492	1,497,516
PEO Name	Cris Keirn
Juergen Stark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,443,582	$ 3,868,401	$ 3,913,187
PEO Actually Paid Compensation Amount			7,195,056	(919,661)	4,808,588
PEO Name	Juergen Stark
PEO | Cris Keirn [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,333,548)	(1,525,522)	(460,658)
PEO | Cris Keirn [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	685,303	2,124,526	744,692
PEO | Cris Keirn [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,198,723	1,512,219	502,944
PEO | Cris Keirn [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,723)	310,368	182,959
PEO | Cris Keirn [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	33,994	0
PEO | Cris Keirn [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(62,291)	315,395	120,929
PEO | Cris Keirn [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	176,406	47,450	62,140
PEO | Juergen Stark [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,703,400)	(2,976,312)	(2,743,000)
PEO | Juergen Stark [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,454,875	(1,811,750)	3,638,401
PEO | Juergen Stark [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	1,000,726	2,226,000
PEO | Juergen Stark [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,337,449)	99,477
PEO | Juergen Stark [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,866,600	0	0
PEO | Juergen Stark [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			863,120	(475,028)	1,312,923
PEO | Juergen Stark [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			274,845	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(751,135)	(500,398)	(450,900)	(972,884)	(932,620)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	512,579	1,140,615	745,235	(759,957)	1,103,618
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	636,331	504,067	493,254	330,441	667,800
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(90,654)	347,326	196,554	(900,655)	43,683
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,186	340,322	122,347	(189,744)	392,135
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,284	$ 51,100	$ 66,920	$ 0	$ 0